UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
June 30, 2016

Capital Preservation - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 43.4%
U.S. Treasury Notes, VRN, 0.31%, 7/6/16	104,125,000	104,123,443
U.S. Treasury Notes, VRN, 0.33%, 7/6/16	50,000,000	50,001,208
U.S. Treasury Notes, VRN, 0.34%, 7/6/16	85,000,000	84,986,711
U.S. Treasury Notes, VRN, 0.43%, 7/6/16	10,000,000	9,996,360
U.S. Treasury Notes, VRN, 0.45%, 7/6/16	90,000,000	90,005,523
U.S. Treasury Notes, VRN, 0.53%, 7/6/16	7,026,000	7,030,391
U.S. Treasury Notes, 0.50%, 7/31/16	75,000,000	75,007,565
U.S. Treasury Notes, 3.25%, 7/31/16	60,000,000	60,142,340
U.S. Treasury Notes, 0.50%, 8/31/16	90,000,000	90,029,261
U.S. Treasury Notes, 0.875%, 9/15/16	225,000,000	225,259,777
U.S. Treasury Notes, 1.00%, 9/30/16	25,000,000	25,040,268
U.S. Treasury Notes, 3.00%, 9/30/16	40,000,000	40,263,502
U.S. Treasury Notes, 0.75%, 1/15/17	50,000,000	50,093,279
U.S. Treasury Notes, 0.625%, 2/15/17	25,000,000	25,027,411
U.S. Treasury STRIPS - COUPON, 0.00%, 8/15/16(2)	22,000,000	21,992,037
TOTAL U.S. TREASURY NOTES		958,999,076
U.S. TREASURY BILLS(1) — 50.3%
U.S. Treasury Bills, 0.24%, 7/7/16	70,000,000	69,997,258
U.S. Treasury Bills, 0.47%, 7/14/16	75,000,000	74,987,542
U.S. Treasury Bills, 0.26%, 7/28/16	50,000,000	49,990,250
U.S. Treasury Bills, 0.42%, 7/28/16	100,000,000	99,968,875
U.S. Treasury Bills, 0.36%, 8/25/16	100,000,000	99,946,528
U.S. Treasury Bills, 0.46%, 8/25/16	50,000,000	49,965,243
U.S. Treasury Bills, 0.35%, 9/1/16	100,000,000	99,941,444
U.S. Treasury Bills, 0.27%, 9/15/16	145,000,000	144,917,350
U.S. Treasury Bills, 0.27%, 9/22/16	100,000,000	99,937,750
U.S. Treasury Bills, 0.45%, 9/22/16	25,000,000	24,974,639
U.S. Treasury Bills, 0.26%, 9/29/16	100,000,000	99,935,000
U.S. Treasury Bills, 0.35%, 10/13/16	15,000,000	14,984,942
U.S. Treasury Bills, 0.41%, 10/27/16	100,000,000	99,868,889
U.S. Treasury Bills, 0.40%, 11/3/16	39,736,000	39,681,501
U.S. Treasury Bills, 0.35%, 12/29/16	41,000,000	40,929,913
TOTAL U.S. TREASURY BILLS		1,110,027,124
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,647,712	11,647,712
TOTAL INVESTMENT SECURITIES — 94.2%		2,080,673,912
OTHER ASSETS AND LIABILITIES(3) — 5.8%		127,880,440
TOTAL NET ASSETS — 100.0%		$2,208,554,352

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Notes	—	958,999,076	—
U.S. Treasury Bills	—	1,110,027,124	—
Temporary Cash Investments	11,647,712	—	—
	11,647,712	2,069,026,200	—

3. Federal Tax Information

As of June 30, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,080,673,912

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2016

Ginnie Mae - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 100.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.5%
GNMA, VRN, 1.75%, 7/20/16	10,710,315	11,160,527
GNMA VRN, 1.875%, 7/20/16	4,233,868	4,401,280
GNMA VRN, 2.00%, 7/20/16	13,796,033	14,421,196
		29,983,003
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.3%
GNMA, 3.00%, 7/20/16(2)	105,000,000	109,749,605
GNMA, 3.00%, 2/20/43 to 7/20/45	47,783,380	50,092,117
GNMA, 3.50%, 7/20/16(2)	130,000,000	137,962,504
GNMA, 3.50%, 12/20/41 to 12/20/44	362,534,080	386,438,669
GNMA, 4.00%, 12/20/39 to 5/15/42	149,697,492	161,774,774
GNMA, 4.50%, 7/15/33 to 3/20/42	98,865,626	108,877,579
GNMA, 5.00%, 6/15/33 to 5/20/41	81,781,511	91,630,453
GNMA, 5.50%, 4/15/33 to 8/15/39	77,414,288	87,633,965
GNMA, 6.00%, 2/20/26 to 2/20/39	34,971,010	40,322,073
GNMA, 6.50%, 9/20/23 to 11/15/38	5,197,080	6,119,300
GNMA, 7.00%, 12/20/25 to 12/20/29	763,060	911,043
GNMA, 7.25%, 4/15/23 to 6/15/23	35,660	36,512
GNMA, 7.50%, 12/20/23 to 2/20/31	150,728	190,097
GNMA, 7.75%, 11/15/22	17,847	17,918
GNMA, 7.77%, 4/15/20 to 6/15/20	79,989	82,010
GNMA, 7.89%, 9/20/22	7,964	7,995
GNMA, 7.98%, 6/15/19	9,767	9,805
GNMA, 8.00%, 4/20/17 to 7/20/30	718,289	759,587
GNMA, 8.25%, 4/20/17 to 2/15/22	144,451	147,444
GNMA, 8.50%, 9/20/16 to 12/15/30	495,355	544,522
GNMA, 8.75%, 3/20/17 to 7/15/27	64,501	65,984
GNMA, 9.00%, 8/15/16 to 1/15/25	208,930	220,662
GNMA, 9.25%, 10/15/16 to 3/15/25	46,813	47,650
GNMA, 9.50%, 8/15/17 to 7/20/25	161,331	164,855
GNMA, 9.75%, 12/15/18 to 11/20/21	39,956	41,117
GNMA, 10.00%, 12/20/16 to 8/15/21	2,293	2,314
GNMA, 10.25%, 2/15/19	3,224	3,242
GNMA, 10.50%, 10/15/16 to 4/20/19	246	246
GNMA, 11.00%, 9/15/18 to 6/15/20	17,259	17,368
		1,183,871,410
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,182,637,891)		1,213,854,413
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 11.0%
GNMA, Series 1999-43, Class FB, VRN, 0.79%, 7/16/16	1,541,155	1,545,146
GNMA, Series 2000-22, Class FG, VRN, 0.64%, 7/16/16	13,652	13,677
GNMA, Series 2001-59, Class FD, VRN, 0.94%, 7/16/16	560,469	562,789
GNMA, Series 2001-62, Class FB, VRN, 0.94%, 7/16/16	1,138,475	1,143,196
GNMA, Series 2002-13, Class FA, VRN, 0.94%, 7/16/16	707,388	710,582
GNMA, Series 2002-24, Class FA, VRN, 0.94%, 7/16/16	1,466,298	1,475,456
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.80%, 7/20/16	516,431	519,449
GNMA, Series 2002-31, Class FW, VRN, 0.84%, 7/16/16	434,936	437,015
GNMA, Series 2003-110, Class F, VRN, 0.85%, 7/20/16	1,910,175	1,915,213

GNMA, Series 2003-42, Class FW, VRN, 0.80%, 7/20/16	744,723	745,547
GNMA, Series 2003-66, Class HF, VRN, 0.90%, 7/20/16	1,166,451	1,175,161
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.69%, 7/16/16	792,225	792,916
GNMA, Series 2004-76, Class F, VRN, 0.85%, 7/20/16	1,620,516	1,624,813
GNMA, Series 2005-13, Class FA, VRN, 0.65%, 7/20/16	4,447,322	4,428,582
GNMA, Series 2007-5, Class FA, VRN, 0.59%, 7/20/16	4,356,616	4,346,958
GNMA, Series 2007-58, Class FC, VRN, 0.95%, 7/20/16	2,669,484	2,683,498
GNMA, Series 2007-74, Class FL, VRN, 0.90%, 7/16/16	6,180,899	6,209,282
GNMA, Series 2008-18, Class FH, VRN, 1.05%, 7/20/16	3,739,506	3,771,087
GNMA, Series 2008-2, Class LF, VRN, 0.91%, 7/20/16	2,752,627	2,763,938
GNMA, Series 2008-27, Class FB, VRN, 1.00%, 7/20/16	6,762,769	6,842,954
GNMA, Series 2008-61, Class KF, VRN, 1.12%, 7/20/16	3,407,802	3,464,156
GNMA, Series 2008-73, Class FK, VRN, 1.21%, 7/20/16	4,638,594	4,736,005
GNMA, Series 2008-75, Class F, VRN, 0.98%, 7/20/16	5,140,100	5,180,727
GNMA, Series 2008-88, Class UF, VRN, 1.45%, 7/20/16	3,139,119	3,220,619
GNMA, Series 2009-109, Class FA, VRN, 0.84%, 7/16/16	567,110	567,565
GNMA, Series 2009-127, Class FA, VRN, 1.00%, 7/20/16	4,408,302	4,438,163
GNMA, Series 2009-76, Class FB, VRN, 1.04%, 7/16/16	3,189,117	3,216,904
GNMA, Series 2009-92, Class FJ, VRN, 1.12%, 7/16/16	1,870,266	1,890,122
GNMA, Series 2010-14, Class QF, VRN, 0.89%, 7/16/16	12,681,220	12,731,511
GNMA, Series 2010-25, Class FB, VRN, 0.99%, 7/16/16	9,836,078	9,898,466
GNMA, Series 2012-105, Class FE, VRN, 0.75%, 7/20/16	13,637,025	13,602,687
GNMA, Series 2015-111, Class FK, VRN, 0.66%, 7/20/16	11,021,411	11,001,344
GNMA, Series 2015-80, Class YF, VRN, 0.87%, 7/16/16	14,914,867	14,965,199
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,579,500)		132,620,727
TEMPORARY CASH INVESTMENTS(3) — 8.6%
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(4)	65,000,000	65,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $38,921,750), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $38,158,212)		38,158,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,158,000)		103,158,000
TOTAL INVESTMENT SECURITIES — 120.4% (Cost $1,418,375,391)		1,449,633,140
OTHER ASSETS AND LIABILITIES(5) — (20.4)%		(245,373,156)
TOTAL NET ASSETS — 100.0%		$1,204,259,984

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $680,000.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,418,375,391
Gross tax appreciation of investments	$33,234,196
Gross tax depreciation of investments	(1,976,447)
Net tax appreciation (depreciation) of investments	$31,257,749

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2016

Government Bond - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 47.4%
U.S. Treasury Bills, 0.52%, 4/27/17(1)	3,000,000	2,990,082
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,298,844
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,641,541
U.S. Treasury Bonds, 3.50%, 2/15/39	6,000,000	7,577,226
U.S. Treasury Bonds, 4.375%, 11/15/39	5,800,000	8,250,384
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	14,711,130
U.S. Treasury Bonds, 4.375%, 5/15/41	4,000,000	5,717,420
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	945,828
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	3,127,607
U.S. Treasury Bonds, 2.875%, 5/15/43	10,500,000	11,817,834
U.S. Treasury Bonds, 3.75%, 11/15/43	4,500,000	5,943,078
U.S. Treasury Bonds, 3.125%, 8/15/44	20,500,000	24,151,562
U.S. Treasury Bonds, 3.00%, 11/15/44	7,000,000	8,056,699
U.S. Treasury Bonds, 2.50%, 2/15/45	2,700,000	2,814,275
U.S. Treasury Bonds, 3.00%, 5/15/45	4,300,000	4,947,941
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	3,022,920	3,057,421
U.S. Treasury Notes, VRN, 0.31%, 7/6/16	45,000,000	45,004,050
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,028,710
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,513,419
U.S. Treasury Notes, 0.75%, 10/31/17	13,000,000	13,034,788
U.S. Treasury Notes, 1.875%, 10/31/17	20,000,000	20,348,820
U.S. Treasury Notes, 0.875%, 1/31/18	24,000,000	24,115,320
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,742,099
U.S. Treasury Notes, 1.00%, 5/31/18	3,500,000	3,528,028
U.S. Treasury Notes, 1.25%, 10/31/18	5,000,000	5,070,510
U.S. Treasury Notes, 1.25%, 11/15/18	36,000,000	36,513,288
U.S. Treasury Notes, 1.50%, 2/28/19	34,000,000	34,736,440
U.S. Treasury Notes, 1.75%, 9/30/19(2)	20,000,000	20,630,460
U.S. Treasury Notes, 1.50%, 11/30/19	5,000,000	5,117,580
U.S. Treasury Notes, 1.625%, 12/31/19	22,100,000	22,716,391
U.S. Treasury Notes, 1.25%, 1/31/20	9,200,000	9,337,282
U.S. Treasury Notes, 1.50%, 5/31/20	12,100,000	12,385,487
U.S. Treasury Notes, 2.00%, 11/30/20	5,000,000	5,226,560
U.S. Treasury Notes, 3.625%, 2/15/21	10,000,000	11,196,090
U.S. Treasury Notes, 1.125%, 2/28/21	2,500,000	2,517,920
U.S. Treasury Notes, 2.25%, 4/30/21	3,300,000	3,494,004
U.S. Treasury Notes, 2.00%, 10/31/21	17,000,000	17,813,807
U.S. Treasury Notes, 2.00%, 11/15/21	2,100,000	2,202,417
U.S. Treasury Notes, 2.00%, 2/15/22	4,500,000	4,715,770
U.S. Treasury Notes, 1.75%, 5/15/22	23,000,000	23,776,250
U.S. Treasury Notes, 2.125%, 12/31/22	3,000,000	3,163,593
U.S. Treasury Notes, 2.00%, 2/15/25	24,000,000	25,121,256
U.S. Treasury Notes, 2.125%, 5/15/25	13,800,000	14,585,689
U.S. Treasury Notes, 2.25%, 11/15/25	6,000,000	6,405,000
TOTAL U.S. TREASURY SECURITIES (Cost $501,025,691)		530,089,900

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 44.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.6%
FHLMC, VRN, 2.04%, 7/15/16	2,150,932	2,245,842
FHLMC, VRN, 2.31%, 7/15/16	2,751,709	2,834,619
FHLMC, VRN, 2.40%, 7/15/16	1,876,024	1,988,166
FHLMC, VRN, 2.55%, 7/15/16	3,228,593	3,321,965
FHLMC, VRN, 2.60%, 7/15/16	549,021	578,221
FHLMC, VRN, 2.63%, 7/15/16	1,269,076	1,341,615
FHLMC, VRN, 2.64%, 7/15/16	2,767,394	2,855,163
FHLMC, VRN, 2.67%, 7/15/16	1,333,730	1,412,732
FHLMC, VRN, 2.81%, 7/15/16	796,635	841,114
FHLMC, VRN, 2.90%, 7/15/16	843,578	892,678
FHLMC, VRN, 2.93%, 7/15/16	529,432	557,548
FHLMC, VRN, 3.01%, 7/15/16	562,090	591,189
FHLMC, VRN, 3.21%, 7/15/16	2,217,491	2,312,250
FHLMC, VRN, 3.77%, 7/15/16	2,396,757	2,518,586
FHLMC, VRN, 4.06%, 7/15/16	391,361	413,056
FHLMC, VRN, 5.61%, 7/15/16	1,459,698	1,541,674
FHLMC, VRN, 2.06%, 7/15/16	2,976,317	3,065,089
FNMA, VRN, 2.05%, 7/25/16	4,087,630	4,229,971
FNMA, VRN, 2.38%, 7/25/16	2,402,268	2,499,610
FNMA, VRN, 2.39%, 7/25/16	1,341,457	1,400,585
FNMA, VRN, 2.43%, 7/25/16	2,416,362	2,480,673
FNMA, VRN, 2.44%, 7/25/16	2,111,165	2,189,514
FNMA, VRN, 2.44%, 7/25/16	1,706,093	1,777,618
FNMA, VRN, 2.44%, 7/25/16	1,380,876	1,436,052
FNMA, VRN, 2.44%, 7/25/16	1,430,506	1,487,897
FNMA, VRN, 2.51%, 7/25/16	926,559	976,002
FNMA, VRN, 2.57%, 7/25/16	761,088	800,713
FNMA, VRN, 2.59%, 7/25/16	1,927,304	2,017,189
FNMA, VRN, 2.61%, 7/25/16	1,421,722	1,501,991
FNMA, VRN, 2.67%, 7/25/16	4,592,465	4,743,182
FNMA, VRN, 2.75%, 7/25/16	5,329,510	5,513,083
FNMA, VRN, 2.75%, 7/25/16	1,717,632	1,797,899
FNMA, VRN, 2.76%, 7/25/16	1,312,759	1,390,712
FNMA, VRN, 2.77%, 7/25/16	6,091,180	6,333,574
FNMA, VRN, 2.78%, 7/25/16	578,058	603,755
FNMA, VRN, 3.02%, 7/25/16	2,046,525	2,135,335
FNMA, VRN, 3.35%, 7/25/16	2,830,042	2,982,511
FNMA, VRN, 4.79%, 7/25/16	636,034	675,604
GNMA, VRN, 1.875%, 7/20/16	1,229,058	1,281,563
GNMA, VRN, 2.00%, 7/20/16	289,120	296,715
GNMA, VRN, 2.00%, 7/20/16	505,849	522,565
GNMA, VRN, 2.00%, 7/20/16	1,191,868	1,242,832
GNMA, VRN, 2.00%, 7/20/16	407,952	420,843
GNMA, VRN, 2.00%, 7/20/16	726,988	760,210
GNMA, VRN, 2.00%, 7/20/16	1,345,154	1,408,417
GNMA, VRN, 2.50%, 7/20/16	853,052	891,643
		85,109,765
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 37.2%
FHLMC, 4.50%, 1/1/19	211,564	216,629
FHLMC, 5.00%, 5/1/23	2,170,768	2,333,977
FHLMC, 5.50%, 10/1/34	397,790	445,405

FHLMC, 5.50%, 4/1/38	3,586,735	4,033,549
FHLMC, 4.00%, 12/1/40	2,034,077	2,216,135
FHLMC, 6.50%, 7/1/47	16,691	18,568
FNMA, 3.00%, 7/14/16(4)	20,000,000	20,756,251
FNMA, 3.50%, 7/14/16(4)	25,660,000	27,072,301
FNMA, 4.00%, 7/14/16(4)	19,000,000	20,368,966
FNMA, 4.50%, 7/14/16(4)	45,000,000	49,124,707
FNMA, 5.00%, 7/14/16(4)	27,000,000	29,995,311
FNMA, 5.50%, 7/14/16(4)	15,000,000	16,863,574
FNMA, 4.50%, 6/1/18	106,685	109,505
FNMA, 4.50%, 5/1/19	750,711	772,243
FNMA, 5.00%, 9/1/20	101,662	106,430
FNMA, 4.50%, 11/1/20	76,048	78,748
FNMA, 6.50%, 3/1/32	106,764	127,639
FNMA, 7.00%, 6/1/32	122,757	150,094
FNMA, 6.50%, 8/1/32	118,080	139,608
FNMA, 5.50%, 7/1/33	867,662	984,479
FNMA, 5.00%, 11/1/33	4,948,758	5,526,019
FNMA, 6.00%, 12/1/33	3,205,008	3,683,840
FNMA, 5.50%, 8/1/34	3,499,949	3,977,523
FNMA, 5.50%, 9/1/34	259,205	291,058
FNMA, 5.50%, 10/1/34	1,611,326	1,813,101
FNMA, 5.00%, 8/1/35	621,743	691,896
FNMA, 5.50%, 1/1/36	3,817,596	4,328,770
FNMA, 5.00%, 2/1/36	371,182	413,259
FNMA, 5.50%, 4/1/36	955,355	1,080,200
FNMA, 5.00%, 5/1/36	1,665,031	1,853,546
FNMA, 5.50%, 12/1/36	574,315	646,287
FNMA, 5.50%, 2/1/37	2,101,641	2,370,952
FNMA, 6.50%, 8/1/37	379,838	428,598
FNMA, 6.00%, 9/1/37	718,977	823,032
FNMA, 6.00%, 11/1/37	4,124,673	4,738,492
FNMA, 6.00%, 9/1/38	130,581	138,848
FNMA, 4.50%, 2/1/39	1,553,911	1,697,974
FNMA, 4.50%, 4/1/39	1,041,050	1,159,618
FNMA, 4.50%, 5/1/39	2,586,570	2,881,975
FNMA, 6.50%, 5/1/39	2,536,622	2,961,428
FNMA, 4.50%, 10/1/39	4,211,906	4,690,626
FNMA, 4.50%, 3/1/40	6,719,771	7,434,558
FNMA, 4.00%, 10/1/40	4,338,191	4,762,021
FNMA, 4.50%, 11/1/40	3,754,159	4,152,618
FNMA, 4.50%, 6/1/41	5,399,764	5,973,581
FNMA, 4.00%, 8/1/41	4,006,622	4,383,998
FNMA, 4.50%, 9/1/41	2,333,296	2,559,396
FNMA, 3.50%, 10/1/41	4,889,468	5,178,912
FNMA, 4.00%, 12/1/41	9,686,334	10,460,607
FNMA, 3.50%, 5/1/42	3,182,823	3,384,403
FNMA, 3.50%, 6/1/42	2,873,756	3,073,375
FNMA, 3.50%, 9/1/42	3,168,885	3,368,183
FNMA, 3.50%, 12/1/42	4,933,746	5,220,160
FNMA, 3.50%, 11/1/45	4,838,842	5,117,945
FNMA, 3.50%, 11/1/45	4,851,979	5,131,840
FNMA, 4.00%, 11/1/45	7,151,178	7,685,753

FNMA, 4.00%, 2/1/46	9,762,893	10,517,891
FNMA, 3.50%, 3/1/46	5,462,821	5,776,579
FNMA, 4.00%, 4/1/46	19,825,056	21,311,567
FNMA, 6.50%, 8/1/47	48,790	54,664
FNMA, 6.50%, 8/1/47	21,901	24,538
FNMA, 6.50%, 9/1/47	100,442	112,634
FNMA, 6.50%, 9/1/47	5,008	5,612
FNMA, 6.50%, 9/1/47	37,750	42,303
FNMA, 6.50%, 9/1/47	54,905	61,555
FNMA, 6.50%, 9/1/47	14,656	16,420
FNMA, 6.00%, 4/1/48	500,996	556,375
GNMA, 3.50%, 7/20/16(4)	5,000,000	5,306,250
GNMA, 5.50%, 12/20/38	2,229,561	2,482,418
GNMA, 6.00%, 1/20/39	615,077	702,946
GNMA, 5.00%, 3/20/39	3,122,022	3,513,655
GNMA, 5.50%, 3/20/39	1,141,288	1,267,687
GNMA, 5.50%, 4/20/39	2,015,643	2,240,567
GNMA, 4.50%, 1/15/40	1,993,086	2,200,288
GNMA, 4.00%, 11/20/40	8,415,495	9,072,164
GNMA, 4.00%, 12/15/40	1,739,782	1,876,398
GNMA, 4.50%, 7/20/41	7,583,686	8,283,977
GNMA, 3.50%, 6/20/42	10,567,200	11,264,249
GNMA, 3.50%, 7/20/42	8,090,892	8,624,598
GNMA, 4.50%, 8/20/42	6,279,870	6,860,820
GNMA, 4.00%, 9/20/45	12,635,861	13,518,292
		415,692,958
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $490,911,914)		500,802,723
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 18.7%
FHLMC, Series 2684, Class FP, VRN, 0.94%, 7/15/16	87,133	87,163
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	753,782	770,807
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	863,256	892,973
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	1,682,492	1,734,829
FHLMC, Series 2812, Class MF, VRN, 0.89%, 7/15/16	3,613,701	3,625,001
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,317,923	1,422,074
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	3,028,342	3,282,995
FHLMC, Series 3149, Class LF, VRN, 0.74%, 7/15/16	10,205,593	10,178,327
FHLMC, Series 3153, Class FJ, VRN, 0.82%, 7/15/16	3,322,666	3,322,199
FHLMC, Series 3397, Class GF, VRN, 0.94%, 7/15/16	1,613,761	1,620,487
FHLMC, Series 3417, Class FA, VRN, 0.94%, 7/15/16	2,520,616	2,531,628
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	12,192,314
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,435,953
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	5,703,698	5,941,459
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,791,209
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	16,386,615
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,517,537
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	5,100,000	5,235,469
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	10,153,624
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	7,800,000	7,923,183
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	922,617	942,979
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,393,340	1,427,341
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,316,189	1,345,800
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,035,809	1,061,766
FNMA, Series 2005-103, Class FP, VRN, 0.75%, 7/25/16	3,463,062	3,451,666

FNMA, Series 2007-36, Class FB, VRN, 0.85%, 7/25/16	379,318	379,473
FNMA, Series 2009-89, Class FD, VRN, 1.05%, 7/25/16	2,149,545	2,166,926
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	549,139	551,284
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	557,312	567,448
FNMA, Series 2013-M11, Class FA SEQ, VRN, 0.78%, 7/25/16	3,668,563	3,674,363
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	10,180,044	10,269,454
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 7/1/16	13,000,000	13,649,322
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,512,406	2,513,111
FNMA, Series 2014-M5, Class FA, VRN, 0.81%, 7/1/16	903,323	902,832
FNMA, Series 2015-M12, Class FA, VRN, 0.80%, 7/1/16	13,391,267	13,403,573
FNMA, Series 2015-M8, Class FA, VRN, 0.63%, 7/1/16	12,291,612	12,271,281
FNMA, Series 2016-11, Class FB, VRN, 0.99%, 7/1/16	8,340,542	8,353,601
FNMA, Series 2016-M2, Class FA, VRN, 1.33%, 7/1/16	6,243,302	6,309,520
GNMA, Series 2007-5, Class FA, VRN, 0.59%, 7/20/16	1,107,371	1,104,916
GNMA, Series 2008-18, Class FH, VRN, 1.05%, 7/20/16	2,013,580	2,030,585
GNMA, Series 2010-14, Class QF, VRN, 0.89%, 7/16/16	5,492,575	5,514,357
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,950,752	3,126,761
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $204,111,547)		209,064,205
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FNMA, 2.125%, 4/24/26	1,890,000	1,943,918
FNMA, 6.625%, 11/15/30	15,700,000	24,108,041
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,708,331)		26,051,959
TEMPORARY CASH INVESTMENTS(5) — 4.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.75%, 11/15/43 - 11/15/45, valued at $52,860,031), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $51,815,288)		51,815,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,618	33,618
TOTAL TEMPORARY CASH INVESTMENTS (Cost $51,848,618)		51,848,618
TOTAL INVESTMENT SECURITIES — 117.8% (Cost $1,270,606,101)		1,317,857,405
OTHER ASSETS AND LIABILITIES(6) — (17.8)%		(199,207,141)
TOTAL NET ASSETS — 100.0%		$1,118,650,264

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
140	U.S. Treasury 5-Year Notes	September 2016	17,102,969	277,498

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(1,478,937)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,543,136.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $790,006.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	530,089,900	—
U.S. Government Agency Mortgage-Backed Securities	—	500,802,723	—
Collateralized Mortgage Obligations	—	209,064,205	—
U.S. Government Agency Securities	—	26,051,959	—
Temporary Cash Investments	33,618	51,815,000	—
	33,618	1,317,823,787	—
Other Financial Instruments
Futures Contracts	277,498	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	1,478,937	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,270,934,255
Gross tax appreciation of investments	$47,499,934
Gross tax depreciation of investments	(576,784)
Net tax appreciation (depreciation) of investments	$46,923,150

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2016

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 83.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	105,334,960	125,921,940
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	105,720,596	124,539,708
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	78,689,970	96,719,022
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	62,290,185	72,931,841
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,467,457	63,007,939
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	32,013,369	40,628,422
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	51,958,494	74,956,570
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	33,102,956	48,559,190
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,386,104	47,689,265
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	49,219,828	65,079,441
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	74,120,200	74,491,765
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	47,048,691	45,934,342
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	86,923,069	100,740,794
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	32,564,403	32,804,598
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	27,535,226	28,670,338
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,568,312	48,347,082
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	100,398,880	101,933,577
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,209,120	35,642,950
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	106,448,633	108,746,752
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	59,725,848	64,664,519
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	26,257,433	26,876,426
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	59,517,675	64,020,663
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	52,014,375	55,690,959
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	101,135,774	106,575,766
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	183,144,308	186,900,231
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	96,551,904	98,837,481
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	126,253,008	128,077,743
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	56,752,224	58,761,480
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	95,876,770	100,500,235
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	66,302,712	67,059,425
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	67,933,260	69,047,365
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	71,129,565	73,316,728
TOTAL U.S. TREASURY SECURITIES (Cost $2,259,664,421)		2,437,674,557
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.6%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33	6,975,000	7,407,168
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,625,000	9,206,087
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(3)	7,600,000	7,473,385
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,982,720
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	8,000,000	8,784,752
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/16	6,575,000	6,991,723
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	7,425,000	7,846,029
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/16	4,500,000	4,942,758
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,000,000	10,607,547
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	10,000,000	10,709,658
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(3)	8,350,000	8,847,969
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	13,669,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	4,000,000	4,512,280

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		5,525,000	6,231,896
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.84%, 7/15/16(3)		9,725,000	9,508,270
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)		8,575,000	9,124,681
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,079,508)			133,846,830
CORPORATE BONDS — 3.8%
Banks — 1.4%
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,582,477
Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	717,173
Capital One Financial Corp., 2.45%, 4/24/19		700,000	712,876
Citigroup, Inc., 4.45%, 9/29/27		570,000	587,302
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,000,000	6,182,877
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,289,630
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,000,000	5,779,993
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	5,000,000	5,926,270
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	1,013,003
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	539,665
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,300,000	1,351,354
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,700,000	4,047,663
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	521,508
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,107,073
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	533,769
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	263,321
			40,155,954
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,118,717
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	5,000,000	6,969,047
Ameriprise Financial, Inc., 4.00%, 10/15/23		$200,000	216,779
			7,185,826
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		500,000	537,931
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18		990,000	1,005,561
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	1,013,705
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17		520,000	522,060
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	1,027,409
Synchrony Financial, 3.00%, 8/15/19		240,000	244,912
			3,813,647
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	536,195
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	563,411
			1,099,606
Diversified Financial Services — 0.8%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,598,172
Credit Agricole SA, 2.625%, 3/17/27	EUR	5,000,000	5,497,592
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		$500,000	500,156
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,860,000	4,865,510
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		$490,000	543,279
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	5,000,000	6,483,985
			23,488,694
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		$130,000	134,536

Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)		490,000	582,952
Unilever Capital Corp., 2.20%, 3/6/19		500,000	514,359
			1,097,311
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	1,045,331
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	269,884
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	539,301
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	549,553
			1,088,854
Insurance — 0.3%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,340,197
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$1,000,000	1,045,850
			7,386,047
Machinery†
Deere & Co., 2.60%, 6/8/22		520,000	534,530
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	2,064,286
Time Warner, Inc., 3.60%, 7/15/25		740,000	784,880
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	887,565
			3,736,731
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18		3,250,000	3,548,454
Duke Energy Corp., 3.55%, 9/15/21		1,000,000	1,066,990
Duke Energy Progress LLC, 4.15%, 12/1/44		500,000	552,410
Georgia Power Co., 4.30%, 3/15/42		1,000,000	1,098,899
MidAmerican Energy Co., 4.40%, 10/15/44		690,000	803,271
Potomac Electric Power Co., 3.60%, 3/15/24		500,000	543,968
			7,613,992
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 2.50%, 11/6/22		520,000	524,984
BP Capital Markets plc, 2.75%, 5/10/23		280,000	283,196
Chevron Corp., 2.43%, 6/24/20		150,000	154,883
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17		500,000	501,143
ConocoPhillips Co., 3.35%, 5/15/25		990,000	1,025,770
Occidental Petroleum Corp., 4.625%, 6/15/45		980,000	1,096,309
Statoil ASA, 2.65%, 1/15/24		495,000	500,317
Total Capital International SA, 2.10%, 6/19/19		990,000	1,012,415
			5,099,017
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		250,000	256,226
Pharmaceuticals†
Roche Holdings, Inc., 3.35%, 9/30/24(3)		490,000	532,398
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25		1,000,000	1,060,214
Norfolk Southern Corp., 3.85%, 1/15/24		325,000	356,786
Union Pacific Corp., 3.25%, 1/15/25		490,000	531,508
			1,948,508
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25		490,000	517,186
Microsoft Corp., 2.125%, 11/15/22		560,000	569,584

Oracle Corp., 2.95%, 5/15/25		370,000	385,162
			1,471,932
TOTAL CORPORATE BONDS (Cost $108,006,528)			109,615,672
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		710,722	721,744
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33		1,252,124	1,292,910
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33		2,178,003	2,183,708
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 7/1/16		1,222,342	1,212,487
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		2,022,528	2,037,937
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/16(3)		6,285,000	6,663,276
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/16(3)		7,364,108	7,635,447
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16		641,944	639,535
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16		1,047,401	1,055,603
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)		4,039,595	4,204,235
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/16(3)		5,870,650	5,949,581
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16		1,719,826	1,718,063
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16		2,173,213	1,997,602
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		1,896,378	1,947,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16		4,850,288	4,934,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.88%, 7/1/16		10,573,542	10,905,477
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/16(3)		4,982,917	5,050,368
			60,150,257
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24		4,368,670	4,713,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,414,833)			64,864,169
ASSET-BACKED SECURITIES(2) — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)		14,100,000	14,176,975
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(3)		7,475,000	7,479,053
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(3)		5,929,066	5,907,467
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)		1,320,525	1,319,038
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.49%, 7/11/16(3)		4,275,000	4,274,046
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)		1,477,762	1,480,499
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		7,794,669	7,678,505
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)		5,175,209	5,138,692
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)		4,188,599	4,125,370
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)		3,258,391	3,268,208
TOTAL ASSET-BACKED SECURITIES (Cost $55,202,174)			54,847,853
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Portugal — 0.6%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3) (Cost $16,126,874)	EUR	14,750,000	16,286,718
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		$535,000	784,545
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		250,000	353,910
Los Angeles Community College District GO, 6.75%, 8/1/49		250,000	398,952
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		295,000	391,376
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		250,000	365,148
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	309,775
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		270,000	346,559
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		125,000	190,295

Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	323,815
TOTAL MUNICIPAL SECURITIES (Cost $3,031,917)		3,464,375
TEMPORARY CASH INVESTMENTS — 3.7%
BNP Paribas SA, 0.28%, 7/1/16(4)	9,000,000	8,999,914
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(4)	11,386,000	11,385,898
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(4)	60,000,000	60,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $29,354,000), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $28,773,160)		28,773,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,605	19,605
TOTAL TEMPORARY CASH INVESTMENTS (Cost $109,178,605)		109,178,417
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,743,704,860)		2,929,778,591
OTHER ASSETS AND LIABILITIES — (0.7)%		(19,233,334)
TOTAL NET ASSETS — 100.0%		$2,910,545,257

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	88,024,720	EUR	78,647,571	JPMorgan Chase Bank N.A.	9/21/16	498,454

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
848	U.S. Treasury 2-Year Notes	September 2016	185,990,251	1,312,593
618	U.S. Treasury 5-Year Notes	September 2016	75,497,391	1,350,891
650	U.S. Treasury 10-Year Notes	September 2016	86,439,844	2,068,944
			347,927,486	4,732,428

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
224	U.S. Treasury 10-Year Ultra Notes	September 2016	32,630,500	(1,064,256)
400	U.S. Treasury Long Bonds	September 2016	68,937,500	(3,815,244)
			101,568,000	(4,879,500)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	69,349,500	Sell	5.00	12/20/20	3.99	3,256,265	2,855,222

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(315,706)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(875,682)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(637,770)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(6,309,753)
Bank of America N.A.	12,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	(4,885)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(726,455)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(1,355,692)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08	3/3/25	(1,722,301)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14	7/2/25	(1,403,685)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(351,619)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,870,897)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(781,408)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(2,116,247)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(1,035,949)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(1,465,524)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(6,006,525)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(5,315,041)
						(33,295,139)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $41,777,812.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $164,623,022, which represented 5.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,437,674,557	—
Commercial Mortgage-Backed Securities	—	133,846,830	—
Corporate Bonds	—	109,615,672	—
Collateralized Mortgage Obligations	—	64,864,169	—
Asset-Backed Securities	—	54,847,853	—
Sovereign Governments and Agencies	—	16,286,718	—
Municipal Securities	—	3,464,375	—
Temporary Cash Investments	19,605	109,158,812	—
	19,605	2,929,758,986	—
Other Financial Instruments
Futures Contracts	4,732,428	—	—
Swap Agreements	—	2,855,222	—
Forward Foreign Currency Exchange Contracts	—	498,454	—
	4,732,428	3,353,676	—

Liabilities
Other Financial Instruments
Futures Contracts	4,879,500	—	—
Swap Agreements	—	33,295,139	—
	4,879,500	33,295,139	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,744,973,734
Gross tax appreciation of investments	$194,790,767
Gross tax depreciation of investments	(9,985,910)
Net tax appreciation (depreciation) of investments	$184,804,857

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2016

Short-Term Government - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 61.9%
U.S. Treasury Bills, 0.59%, 4/27/17(1)	6,000,000	5,980,164
U.S. Treasury Bills, 0.58%, 6/22/17(1)	2,000,000	1,991,396
U.S. Treasury Notes, 0.875%, 2/28/17(2)	2,000,000	2,005,494
U.S. Treasury Notes, 0.75%, 10/31/17	20,100,000	20,153,787
U.S. Treasury Notes, 1.875%, 10/31/17	3,500,000	3,561,043
U.S. Treasury Notes, 0.875%, 1/31/18	43,000,000	43,206,615
U.S. Treasury Notes, 1.00%, 2/15/18	25,300,000	25,472,445
U.S. Treasury Notes, 1.00%, 3/15/18	1,500,000	1,510,635
U.S. Treasury Notes, 2.625%, 4/30/18	1,800,000	1,867,043
U.S. Treasury Notes, 1.00%, 5/31/18	11,000,000	11,088,088
U.S. Treasury Notes, 1.375%, 6/30/18	1,600,000	1,624,626
U.S. Treasury Notes, 1.375%, 7/31/18	17,400,000	17,676,973
U.S. Treasury Notes, 1.25%, 10/31/18	2,500,000	2,535,255
U.S. Treasury Notes, 1.25%, 11/15/18	16,000,000	16,228,128
U.S. Treasury Notes, 1.375%, 11/30/18	8,100,000	8,242,544
U.S. Treasury Notes, 1.50%, 2/28/19	12,000,000	12,259,920
U.S. Treasury Notes, 1.625%, 12/31/19	1,900,000	1,952,993
TOTAL U.S. TREASURY SECURITIES (Cost $176,325,938)		177,357,149
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 23.4%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	1,052,193	1,087,682
FHLMC, Series 2684, Class FP, VRN, 0.94%, 7/15/16	14,833	14,838
FHLMC, Series 3114, Class FT, VRN, 0.79%, 7/15/16	1,053,555	1,053,212
FHLMC, Series 3149, Class LF, VRN, 0.74%, 7/15/16	2,494,157	2,487,493
FHLMC, Series 3200, Class FP, VRN, 0.64%, 7/15/16	1,579,980	1,570,432
FHLMC, Series 3206, Class FE, VRN, 0.84%, 7/15/16	942,348	943,079
FHLMC, Series 3231, Class FA, VRN, 0.84%, 7/15/16	863,795	864,556
FHLMC, Series 3301, Class FA, VRN, 0.74%, 7/15/16	847,419	844,215
FHLMC, Series 3380, Class FP, VRN, 0.79%, 7/15/16	1,133,917	1,132,728
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	253,952	256,622
FHLMC, Series 3508, Class PF, VRN, 1.29%, 7/15/16	962,771	976,313
FHLMC, Series 3587, Class FB, VRN, 1.22%, 7/15/16	1,048,472	1,062,709
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	194,329	197,571
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	614,932	619,120
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,617,467	1,684,891
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,819,567	2,962,093
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,393,851	1,461,658
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	2,024,616	2,087,663
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,151,570	3,290,147
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,300,000	1,334,531
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	2,000,000	2,031,585
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	204,500	209,274
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	491,826	502,680
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	889,036	910,731
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	300,483	307,248
FNMA, Series 2003-17, Class FN, VRN, 0.75%, 7/25/16	278,474	278,254
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	683,428	698,803
FNMA, Series 2004-28, Class FE, VRN, 0.80%, 7/25/16	3,784,581	3,782,995

FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	519,321	532,335
FNMA, Series 2004-52, Class PF, VRN, 0.90%, 7/25/16	388,802	390,391
FNMA, Series 2006-11, Class FA, VRN, 0.75%, 7/25/16	758,775	756,402
FNMA, Series 2006-60, Class KF, VRN, 0.75%, 7/25/16	1,700,377	1,695,309
FNMA, Series 2006-72, Class TE, VRN, 0.75%, 7/25/16	1,022,030	1,019,504
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	327,600	342,652
FNMA, Series 2009-33, Class FB, VRN, 1.27%, 7/25/16	1,128,857	1,147,308
FNMA, Series 2009-87, Class HF, VRN, 1.30%, 7/25/16	449,985	457,707
FNMA, Series 2009-89, Class FD, VRN, 1.05%, 7/25/16	592,771	597,564
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	365,362	369,339
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	189,719	190,460
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	146,180	148,839
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	320,854	325,750
FNMA, Series 2013-M11, Class FA SEQ, VRN, 0.78%, 7/25/16	1,100,569	1,102,309
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,496,992	2,518,923
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,283,408	2,324,737
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	699,330	699,526
FNMA, Series 2014-M5, Class FA, VRN, 0.81%, 7/1/16	182,013	181,914
FNMA, Series 2015-M12, Class FA, VRN, 0.80%, 7/1/16	3,551,805	3,555,070
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,700,000	1,719,219
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,159,796
FNMA, Series 2015-M8, Class FA, VRN, 0.63%, 7/1/16	3,310,945	3,305,468
FNMA, Series 2016-11, Class FB, VRN, 0.99%, 7/1/16	1,390,090	1,392,267
FNMA, Series 2016-M2, Class FA, VRN, 1.33%, 7/1/16	1,694,527	1,712,499
GNMA, Series 2010-14, Class QF, VRN, 0.89%, 7/16/16	1,409,024	1,414,612
GNMA, Series 2012-105, Class FE, VRN, 0.75%, 7/20/16	3,286,959	3,278,682
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,704,388)		66,991,705
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 9.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.3%
FHLMC, VRN, 2.04%, 7/15/16	617,482	644,728
FHLMC, VRN, 2.06%, 7/15/16	892,895	919,527
FHLMC, VRN, 2.125%, 7/15/16	15,270	15,306
FHLMC, VRN, 2.31%, 7/15/16	550,342	566,924
FHLMC, VRN, 2.39%, 7/15/16	2,486,129	2,639,310
FHLMC, VRN, 2.40%, 7/15/16	183,699	194,680
FHLMC, VRN, 2.41%, 7/15/16	400,919	425,561
FHLMC, VRN, 2.55%, 7/15/16	968,578	996,590
FHLMC, VRN, 2.63%, 7/15/16	572,432	605,151
FHLMC, VRN, 2.64%, 7/15/16	1,398,878	1,443,244
FHLMC, VRN, 2.66%, 7/15/16	11,632	11,713
FHLMC, VRN, 2.67%, 7/15/16	400,119	423,820
FHLMC, VRN, 2.81%, 7/15/16	119,495	126,167
FHLMC, VRN, 2.93%, 7/15/16	187,824	197,799
FHLMC, VRN, 3.01%, 7/15/16	176,713	185,861
FHLMC, VRN, 3.13%, 7/15/16	24,837	24,991
FHLMC, VRN, 3.21%, 7/15/16	923,955	963,437
FHLMC, VRN, 3.77%, 7/15/16	1,028,688	1,080,977
FHLMC, VRN, 4.06%, 7/15/16	248,851	262,646
FHLMC, VRN, 4.75%, 7/15/16	95,256	99,948
FNMA, VRN, 2.05%, 7/25/16	1,226,289	1,268,991
FNMA, VRN, 2.12%, 7/25/16	6,769	6,957
FNMA, VRN, 2.19%, 7/25/16	663	668
FNMA, VRN, 2.22%, 7/25/16	2,938	2,954

FNMA, VRN, 2.31%, 7/25/16	4,633	4,644
FNMA, VRN, 2.375%, 7/25/16	504,504	524,442
FNMA, VRN, 2.38%, 7/25/16	480,454	499,922
FNMA, VRN, 2.42%, 7/25/16	1,231,722	1,285,717
FNMA, VRN, 2.43%, 7/25/16	604,091	620,168
FNMA, VRN, 2.44%, 7/25/16	598,163	620,362
FNMA, VRN, 2.44%, 7/25/16	127,957	133,321
FNMA, VRN, 2.44%, 7/25/16	552,350	574,421
FNMA, VRN, 2.44%, 7/25/16	829,694	862,980
FNMA, VRN, 2.53%, 7/25/16	1,858	1,899
FNMA, VRN, 2.56%, 7/25/16	10,130	10,814
FNMA, VRN, 2.57%, 7/25/16	110,337	116,082
FNMA, VRN, 2.58%, 7/25/16	17,868	17,980
FNMA, VRN, 2.58%, 7/25/16	5,036	5,073
FNMA, VRN, 2.59%, 7/25/16	77,089	80,685
FNMA, VRN, 2.61%, 7/25/16	619,346	654,314
FNMA, VRN, 2.62%, 7/25/16	80,267	82,410
FNMA, VRN, 2.67%, 7/25/16	1,836,986	1,897,273
FNMA, VRN, 2.68%, 7/25/16	5,244	5,269
FNMA, VRN, 2.75%, 7/25/16	747,287	773,027
FNMA, VRN, 2.75%, 7/25/16	540,988	566,269
FNMA, VRN, 2.77%, 7/25/16	1,497,348	1,556,933
FNMA, VRN, 2.875%, 7/25/16	1,503	1,509
FNMA, VRN, 2.875%, 7/25/16	1,552	1,590
FNMA, VRN, 3.02%, 7/25/16	800,533	835,272
FNMA, VRN, 3.35%, 7/25/16	1,303,175	1,373,384
FNMA, VRN, 3.62%, 7/25/16	1,780	1,804
FNMA, VRN, 3.62%, 7/25/16	236,280	250,361
FNMA, VRN, 3.875%, 7/25/16	5,125	5,126
FNMA, VRN, 4.10%, 7/25/16	320	320
FNMA, VRN, 4.10%, 7/25/16	7,666	7,695
FNMA, VRN, 4.79%, 7/25/16	159,008	168,901
FNMA, VRN, 6.03%, 7/25/16	1,046	1,046
GNMA, VRN, 2.50%, 7/20/16	6,974	7,127
GNMA, VRN, 3.00%, 7/20/16	20,660	20,820
		26,676,910
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 5.50%, 11/1/17	34,867	35,497
FNMA, 7.00%, 5/1/32	154,487	170,787
FNMA, 7.00%, 5/1/32	108,049	122,915
FNMA, 7.00%, 6/1/32	19,917	22,579
FNMA, 7.00%, 6/1/32	97,210	112,719
FNMA, 7.00%, 8/1/32	24,175	24,451
GNMA, 9.50%, 11/20/19	1,502	1,509
		490,457
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,759,443)		27,167,367
U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
FHLB, 1.00%, 6/21/17	84,000	84,327
FHLB, 1.375%, 2/18/21	1,000,000	1,012,051
FHLMC, 0.75%, 4/9/18	1,500,000	1,502,514
FHLMC, 1.125%, 4/15/19	3,000,000	3,028,644
FNMA, 1.125%, 12/14/18	1,700,000	1,716,077
FNMA, 1.375%, 1/28/19	1,400,000	1,420,745

FNMA, 1.375%, 2/26/21	1,400,000	1,415,613
FNMA, 1.25%, 5/6/21	1,300,000	1,305,939
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,364,138)		11,485,910
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $9,862,019), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $9,664,054)		9,664,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,674	39,674
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,703,674)		9,703,674
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $290,857,581)		292,705,805
OTHER ASSETS AND LIABILITIES — (2.2)%		(6,430,595)
TOTAL NET ASSETS — 100.0%		$286,275,210

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
236	U.S. Treasury 2-Year Notes	September 2016	51,761,438	317,313

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
62	U.S. Treasury 5-Year Notes	September 2016	7,574,172	(111,343)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $159,874.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	177,357,149	—
Collateralized Mortgage Obligations	—	66,991,705	—
U.S. Government Agency Mortgage-Backed Securities	—	27,167,367	—
U.S. Government Agency Securities	—	11,485,910	—
Temporary Cash Investments	39,674	9,664,000	—
	39,674	292,666,131	—
Other Financial Instruments
Futures Contracts	317,313	—	—

Liabilities
Other Financial Instruments
Futures Contracts	111,343	—	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$290,926,090
Gross tax appreciation of investments	$1,944,115
Gross tax depreciation of investments	(164,400)
Net tax appreciation (depreciation) of investments	$1,779,715

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 24, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2016